John Hancock Funds

601 Congress Street

Boston, MA 02210

October 18, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Bond Trust (the “Registrant”), on behalf of: John Hancock Investment Grade Bond Fund (the “Fund”) File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on October 2, 2017 on behalf of the fund pursuant to Rule 497(e) (Accession No. 0001133228-17-005905), which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document